FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following is a categorization of all investments by level within the ASC 820 fair value hierarchy at December 31, 2025 and 2024:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Common stock	$248,333,053	$—	$—	$248,333,053
Mutual funds	548,947,408	—	—	548,947,408
Common/collective trust funds	528,888,164	—	—	528,888,164
Investments at fair value	$1,326,168,625	$—	$—	$1,326,168,625

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Common stock	$176,970,123	$—	$—	$176,970,123
Mutual funds	498,676,845	—	—	498,676,845
Common/collective trust funds	453,700,428	—	—	453,700,428
Investments at fair value	$1,129,347,396	$—	$—	$1,129,347,396